UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06024

Exact name of registrant as specified in charter:	Aberdeen Indonesia Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	3/31/11

Item 1: Schedule of Investments

Aberdeen Indonesia Fund, Inc.
Portfolio of Investment
March 31, 2011 (unaudited)

No. of Shares	Description	Value

EQUITY SECURITIES-99.8%
INDONESIA-93.6%

AUTOMOBILES-9.0%
1,590,461	PT Astra International Tbk(a)	$ 10,402,171

BEVERAGES-4.6%
176,000	PT Multi Bintang Indonesia Tbk	5,362,366

COMMERCIAL BANKS-19.2%
68,918,960	PT Bank OCBC NISP Tbk(a)(b)	11,323,051
51,608,614	PT Bank Permata Tbk(a)(b)	10,891,652
		22,214,703

CONSTRUCTION MATERIALS-7.4%
36,719,000	PT Holcim Indonesia Tbk(a)	8,533,704

DISTRIBUTORS-4.9%
195,000	Jardine Cycle & Carriage Limited(a)	5,657,067

DIVERSIFIED TELECOMMUNICATION SERVICES-6.5%
8,868,560	PT Telekomunikasi Indonesia Tbk(a)	7,465,653

FOOD PRODUCTS-3.7%
630,000	MP Evans Group PLC(a)	4,334,277

GAS UTILITIES-3.2%
8,200,000	PT Perusahaan Gas Negara(a)	3,668,381

HOUSEHOLD PRODUCTS-6.8%
4,478,000	PT Unilever Indonesia Tbk(a)	7,862,360

MACHINERY-4.0%
1,867,700	PT United Tractors Tbk(a)	4,649,298

METALS & MINING-4.3%
9,100,000	PT International Nickel Indonesia Tbk(a)	4,979,443

MULTILINE RETAIL-3.3%
43,318,000	PT Ramayana Lestari Sentosa Tbk(a)	3,779,637

OIL, GAS & CONSUMABLE FUELS-3.3%
723,000	PT Indo Tambangraya Megah(a)	3,835,325

PERSONAL PRODUCTS-3.2%
4,186,000	PT Mandom Indonesia Tbk	3,653,586

PHARMACEUTICALS-0.3%
42,000	PT Merck Tbk(c)	411,438

SPECIALTY RETAIL-4.4%
17,186,500	PT ACE Hardware Indonesia Tbk(a)	5,034,436

TEXTILES, APPAREL & LUXURY GOODS-2.8%
419,500	PT Sepatu Bata Tbk(c)	3,203,761

WIRELESS TELECOMMUNICATION SERVICES-2.7%
5,150,000	PT Indosat Tbk(a)	3,135,144
	Total Indonesia (cost $49,380,359)	108,182,750

SINGAPORE-6.2%

COMMERCIAL BANKS-6.2%

487,774	Overseas-Chinese Banking Corp. Limited (a)	3,706,451
227,692	United Overseas Bank Limited (a)	3,394,253
	Total Singapore (cost $4,802,147)	7,100,704

	Total Equity Securities (cost $54,182,506)	115,283,454

SHORT-TERM INVESTMENT-0.5%

Principal Amount (000's)		Value

BAHAMAS-0.5%
$569	Citibank Nassau, overnight deposit, 0.03%, 04/01/11 (cost $569,000)	$ 569,000

	Total Investments-100.3% (cost $54,751,506)	115,852,454

	Liabilities in Excess of Cash and Other Assets-(0.3)%	(323,538)

	Net Assets-100.0%	$ 115,528,916

(a) Security was fair valued as of March 31, 2011. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

(b) Non-income producing security.

(c) Illiquid Security.

Security Valuation - Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are valued at the last quoted sale price. Effective January 1, 2011, if there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Fund’s Board of Directors is used. Prior to January 1, 2011, if there was no sale price, the last quoted bid price provided by an independent pricing service was used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund’s equity securities that are traded on a foreign exchange or market which closes prior to the Fund’s Valuation Time are fair valued by an independent pricing service. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. If the pricing service is unable to provide a fair value for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Fund’s Pricing Committee. When the fair value prices are utilized, the value assigned to the foreign securities may not be the quoted or published prices of the securities on their primary markets.

For the period ended March 31, 2011, except as described above, there have been no significant changes to the valuation procedures approved by the Board.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated bid. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchange they are traded on and the close of the New York Stock Exchange, a fair valuation model may be used (as described above). This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, information provided by the General Partner or investee companies such as publicly traded prices, financial statements, capital statements, recent transactions, and general market conditions.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments carried at value:

Investments, at value	Level 1*	Level 2*	Level 3*	Balance as of 03/31/2011
Automobiles	$ –	$ 10,402,171	$ –	$ 10,402,171
Beverages	5,362,366	–	–	5,362,366
Commercial Banks	–	29,315,407	–	29,315,407
Construction Materials	–	8,533,704	–	8,533,704
Distributors	–	5,657,067	–	5,657,067
Diversified Telecommunication Services	–	7,465,653	–	7,465,653
Food Products	–	4,334,277	–	4,334,277
Gas Utilities	–	3,668,381	–	3,668,381
Household Products	–	7,862,360	–	7,862,360
Machinery	–	4,649,298	–	4,649,298
Metals & Mining	–	4,979,443	–	4,979,443
Multiline Retail	–	3,779,637	–	3,779,637
Oil, Gas & Consumable Fuels	–	3,835,325	–	3,835,325
Personal Products	3,653,586	–	–	3,653,586
Pharmaceuticals	411,438	–	–	411,438
Specialty Retail	–	5,034,436	–	5,034,436
Textiles, Apparel & Luxury Goods	3,203,761	–	–	3,203,761
Wireless Telecommunication Services	–	3,135,144	–	3,135,144
Short-Term Investments	–	569,000	–	569,000
Total	$ 12,631,151	$ 103,221,303	$ –	$ 115,852,454

* For the period ending March 31, 2011, there have been no significant changes to the fair value methodologies. For the period ended March 31, 2011, there were no significant transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

Short-Term Investment - The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co., (“BBH & Co.”) the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

Federal Income Tax Cost - At March 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $54,751,506, $61,161,400, $(60,452) and $61,100,948, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Subsequent Events- Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required as of March 31, 2011.

Item 2: Controls and Procedures

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified by the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Indonesia Fund, Inc.

By:           /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Indonesia Fund, Inc.

Date: May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:           /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Indonesia Fund, Inc.

        Date: May 26, 2011

By:           /s/ Andrea Melia__________
Andrea Melia,
Treasurer of
Aberdeen Indonesia Fund, Inc.

Date: May 26, 2011